UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT PURSUANT TO SECTION 15G
OF THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation
to which this form is intended to satisfy:
Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1)
for the reporting period to
Rule 15Ga-1(c)(2)(i) under the Exchange Act
(17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period to . X Rule 15Ga-1(c)(2)(ii) under the Exchange Act
(17 CFR 240.15Ga-1(c)(2)(ii)) for the annual reporting
period January 1, 2018 	to December 31, 2018.
Date of Report (Date of earliest event reported):January 30, 2019
Commission File Number of securitizer:
Central Index Key Number of securitizer: 0001548585

PCG Academic Loan Group, Inc.1

Emily Stebing, (858) 259-7011 ext. 380
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)
X Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)
SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized. PCG Academic Loan Group, Inc.
(Securitizer)

By:	/s/Charles S. Swanson
	Name:  Charles S. Swanson
	Title:	President
1 PCG Academic Loan Group, Inc., as securitizer, is filing
this Form 15-G in respect of all asset-backed securities sponsored by it and outstanding during the reporting period in the student loan asset class, including asset-backed securities issued by the following affiliated entities: ALG Student Loan Trust I and ALG Student Loan Trust II.
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